Federated Hermes MDT Market Neutral ETF Annual Fund Operating Expenses - Federated Hermes MDT Market Neutral ETF	Aug. 22, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2026
Federated Hermes MDT Market Neutral ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.08%
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	1.12%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	1.13%	[2]
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	2.23%
Fee Waiver or Reimbursement	(0.13%)	[3]
Net Expenses (as a percentage of Assets)	2.10%

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser and certain of its affiliates have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, Dividends and Other Operating Expenses Related to Short Sales, interest expense, taxes, litigation expenses, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.95% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) September 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.